SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Year I	$ 13,421
Year II	27,952	$ 23,853
Year III	24,256	25,045
Imputed interest	(8,776)	(11,219)
Total operating lease liability	$ 56,853	59,413
Year IV		$ 21,734